S000080439 [Member] Investment Strategy - iShares Transition-Enabling Metals ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the ICE Strategic Re-Industrialization Metals Index (the "Underlying Index"), which measures the performance of a long-only basket of exchange-traded commodity metal futures contracts representing underlying metals that are extensively used in broader re-industrialization related applications, such as Artificial Intelligence ("AI") infrastructure, manufacturing, energy production and distribution, and national security, as determined by the Commodity Index Advisory Committee ("Advisory Committee") established by ICE Data Indices, LLC ("IDI" or the "Index Provider"). To be eligible for review by the Advisory Committee, futures contracts must be U.S. dollar denominated; listed on the New York Mercantile Exchange, Chicago Mercantile Exchange, London Metal Exchange, or ICE Futures; and have a total trading volume of at least 5 million contracts per annual period. The Advisory Committee considers eligible contracts for inclusion in the Underlying Index based on (1) government, agency, and private company data and reports relating to the current and expected future usage of metals that derive at least 50% of their end use demand from re-industrialization related themes; and (2) metals that exhibit a favorable supply-demand outlook and are not subject to prolonged oversupply dynamics. The Underlying Index includes commodity metal futures contracts in copper, aluminum, silver, nickel, zinc, and platinum. These commodity metal futures contracts are reviewed annually by the Advisory Committee.
The Underlying Index is rebalanced on a quarterly basis and occurs at the same time as any rolling of futures contracts after the close of the 5th to 9th business day in January, April, July, and October each year. "Roll" refers to the process of selling a futures contract as it approaches its settlement date and replacing the position with a similar contract with a more distant settlement date.
As of May 29, 2026, the Underlying Index will have 12 components.
In seeking to achieve its investment objective, the Fund, through its Subsidiary (as defined below), invests in financial instruments that provide the same or similar exposure to commodities as the components of the Underlying Index, and not in the physical commodities themselves. For example, the Fund may invest in "similar" metals futures contracts to those in the Underlying Index where exposure to the same underlying metal is available on a similar contract trading on a different exchange. To obtain its exposure to the commodities markets, the Fund may invest in a combination of exchange-traded commodity futures contracts and exchange-traded options on commodity-related futures contracts (together, "Commodity-Linked Investments"). Investing in Commodity-Linked Investments may have a leveraging effect on the Fund.
The Fund also seeks to generate interest income and capital appreciation on the cash balances arising from its investment in Commodity-Linked Investments through a cash management strategy consisting primarily of investments in cash and cash equivalents, short-term, investment-grade fixed-income securities that include U.S. government and agency securities, Treasury Inflation-Protected Securities, sovereign debt obligations of non-U.S. countries, repurchase agreements and money market instruments (collectively, "Fixed-Income Investments"). The Fund uses Fixed-Income Investments as investments and to provide liquidity, serve as margin and/or collateralize the Subsidiary's Commodity-Linked Investments exposure on a day-to-day basis.
The Fund gains exposure to Commodity-Linked Investments by investing through a wholly owned subsidiary organized in the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by BFA and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and, unless otherwise noted in this Prospectus, is not subject to the investor protections of the 1940 Act. The Subsidiary will invest solely in Commodity-Linked Investments and cash and cash equivalents
In compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s Commodity-Linked Investments held in the Subsidiary are intended to provide the Fund with exposure to commodity markets within the limits of current U.S. federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodity-Linked Investments.
The remainder of the Fund’s assets will be invested directly by the Fund, primarily in Fixed-Income Investments. The Fund may from time to time invest in other exchange-traded funds (“ETFs”), exchange-traded notes, swaps or commodity-linked notes.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor selection of securities and/or other instruments. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
Because the Fund uses a strategy of investing in the same or similar metals futures contracts as the Underlying Index, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the components of its underlying index in approximately the same proportions as in the underlying index.
The Fund will invest at least 80% of its assets, plus the amounts of any borrowings for investment purposes, in the same or similar metals futures contracts as the Underlying Index. Cash and cash equivalent investments associated with a futures contract will be treated as part of that position for purposes of calculating the percentage of investments included in the same or similar metals futures contracts as the Underlying Index.
The Commodity Futures Trading Commission (“CFTC”) has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net asset value in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s potential use of such instruments above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”). The Subsidiary is also deemed a commodity pool. BFA is considered a commodity pool operator (“CPO”) with respect to the Fund and the Subsidiary and is subject to regulation by the CFTC and the National Futures Association (“NFA”).
The Underlying Index is sponsored by IDI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.